                                                                                                        September 1, 2011

DREYFUS PREMIER GNMA FUND, INC.

Dreyfus GNMA Fund

The Statement of Additional Information for the fund listed above, dated September 1, 2011, is effective only with respect to this fund, notwithstanding information appearing therein that relates to other funds, which information is of no effect.  Information on such other funds may be obtained by calling your financial adviser, or writing to a fund at 1-800-DREYFUS (1-516-794-5452 outside the U.S.).